Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 91,072	$ 45,077	$ 48,248
Disbursement prefunding	14,236	15,070	9,004
Short-term investments	61,571	25,125	20,385
Customer funds receivable	47,456	9,318	17,187
Prepaid expenses and other current assets	4,283	4,934	1,328
Total current assets	218,618	99,524	96,152
Non-current assets:
Property, equipment and software, net	3,787	3,884	2,185
Restricted cash	10,351	9,337	1,730
Other assets	264	348	123
Total assets	233,020	113,093	100,190
Current liabilities:
Accounts payable and accrued expenses	8,236	7,150	5,137
Customer liabilities	23,642	8,536	8,192
Line of credit	24,000	15,000	26,500
Total current liabilities	55,878	30,686	39,829
Non-current liabilities:
Non-current portion of line of credit	25,000	25,000
Other non-current liabilities	91	87
Total liabilities	80,969	55,773	39,829
Stockholders' equity:
Convertible preferred stock, value		2	2,144
Common stock, value	3	1	503
Additional paid-in capital	211,433	120,684	115,236
Accumulated other comprehensive income (loss)	(30)	(1)	(10)
Accumulated deficit	(59,355)	(63,366)	(57,512)
Total stockholders' equity	152,051	57,320	60,361
Total liabilities and stockholders' equity	$ 233,020	$ 113,093	$ 100,190